Equity Investment (Tables)	12 Months Ended
Dec. 31, 2020
Equity Investment [Abstract]
Schedule of investment in affiliate of activity
	Investment in affiliated company	% Equity Interests
As of January 1, 2019	7,568	35.91%
Gain from issuance of shares to third parties (see note 4A1)	1,941
Equity in net loss of affiliated company	(2,780)
As of December 31, 2019	6,729	24.12%
Equity in net loss of affiliated company	(2,718)
As of December 30, 2020	4,011	19.34%

Schedule of investment in affiliate of balance sheet data
Balance sheet data:	As of
December 31,
2019
USD in thousands

Current assets	9,820
Long-term assets	2,228
Current liabilities	(1,113)
Long-term liabilities	(1,270)
Equity	(9,665)

Schedule of investment in affiliate of operating data
Operating data:	Year ended
	December 31,
	2020	2019
	USD in thousands
Revenue	--	--
Operating loss	(10,271)	(10,046)
Net loss	(10,273)	(10,032)